Staking and Lending Income - Schedule of Staking and Lending Income (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Staking and Lending Income [Abstract]
Validator nodes	$ 6,756,611	$ 6,995,098
All other counterparties	6,315,530	6,019,699
Total	$ 13,072,141	$ 13,014,797